Property, Plant & Equipment	12 Months Ended
Jun. 30, 2018
Property Plant And Equipment [Abstract]
Property, Plant & Equipment
Note 5.	Property, Plant & Equipment

Property, plant & equipment consist of the following:

June 30,	2018	2017
($000)
Land and land improvements	$9,072	$5,667
Buildings and improvements	216,507	144,293
Machinery and equipment	633,934	492,042
Construction in progress	88,350	88,458
	947,863	730,460
Less accumulated depreciation	(422,973)	(362,732)
	$524,890	$367,728

Depreciation expense was $66.2 million, $50.9 million and $44.3 million for the fiscal years ended June 30, 2018, 2017 and 2016, respectively.